Reclassifications from Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income Reclassification (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (loss) from operations before income taxes	$ 35.1	$ (38.0)	[1]	$ (216.6)	[1]
Income tax (expense)/benefit	(5.3)	(18.4)	[1]	(22.9)	[1]
General, administrative and corporate expenses	(418.0)	(410.9)		(521.6)
Net income/(loss)	29.8	(56.4)	[2]	(239.5)	[2]
Net (loss)	29.8	(56.4)	[1],[3]	$ (239.5)	[1],[3]
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income/(loss)	(26.6)	(66.8)
Available for sale securities | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Available for sale securities — gross realized (losses)	(24.8)	(69.3)
Realized losses on sale of securities	4.4	2.2
Income (loss) from operations before income taxes	(20.4)	(67.1)
Income tax (expense)/benefit	0.0	0.0
Net (loss)	(20.4)	(67.1)
Realized derivatives | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax (expense)/benefit	0.0	0.0
General, administrative and corporate expenses	(6.2)	0.3
Net income/(loss)	$ (6.2)	$ 0.3

[1]	Net earned premium has been corrected for immaterial errors in relation to gross written premium and reinsurance premium payables for periods 2020 and prior. Net realized and unrealized exchange gains/(losses) and change in foreign currency translation adjustment have been corrected to account for the correction of foreign exchange movements on underwriting premium receivables which should have been matched with an underwriting premium receivable payment for periods 2020 and prior. Income tax expense has been corrected for historic current and deferred income taxes on Aspen U.K’s branches due to the deficiency in the completeness and accuracy of branch data and associated application thereof in respect of local tax rules in various jurisdictions. Total revenues, net income/(loss) and other comprehensive income/(loss) before and after income taxes have been corrected as a result of the corrections mentioned above for periods 2020 and 2019. Refer to Note 26 in these consolidated financial statements, “Correction of Immaterial Errors” for further details.
[2]	Net loss, deferred tax expense/(benefit), net realized and unrealized exchange gains/(losses), income tax payable and underwriting premium receivable have been corrected to account for the correction mentioned on the pages of the consolidated balance sheet and the consolidated statement of operations and other comprehensive income. These corrections have had no impact on the overall cashflow from operating, investing, or financing activities.
[3]	The opening balances for retained earnings, cumulative foreign currency translation, and the net loss and change for the year on foreign cumulative translation adjustments have been corrected to account for the corrections mentioned on the pages of the consolidated balance sheet and the consolidated statement of operations and other comprehensive income. Refer to Note 26 in these consolidated financial statements, “Correction of Immaterial Errors” for further details.